UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23c-3

Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification

	811-21755	August 15, 2008

2.	Exact name of investment company as specified in registration statement:

BlackRock Enhanced Equity Yield & Premium Fund, Inc.

3.	Address of principal executive office: (number, street, city, state, zip code)

P.O. Box 9011 Princeton, New Jersey 08543-9011

4.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	Jay Fife Treasurer

NOTIFICATION OF THE
ANNUAL REPURCHASE OFFER

August 15, 2008

Dear BlackRock Enhanced Equity Yield & Premium Fund, Inc. stockholder:

Notice is hereby given to stockholders of BlackRock Enhanced Equity Yield & Premium Fund, Inc. (the “Fund”) of the Fund’s Annual Repurchase Offer (the “Repurchase Offer”). This notice is to inform you about the Repurchase Offer.

The Fund is structured as an interval fund which permits it to offer its stockholders the opportunity to tender shares for repurchase by the Fund once annually. The Fund may conduct annual repurchases for between 5% and 25% of the Fund’s outstanding shares, subject to the approval of the Fund’s Board of Directors. On May 30, 2008, the Board of Directors considered and approved the Repurchase Offer. The Fund is making this offer to repurchase 5% of its outstanding shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

The Repurchase Offer is for cash at a price equal to the Fund’s net asset value, less a repurchase fee of 2%, as of the close of regular trading on the New York Stock Exchange on September 26, 2008 (the “Repurchase Pricing Date”), upon the terms and conditions set forth in the Repurchase Offer Statement and Letter of Transmittal.

The Repurchase Offer applies to all stockholders of the Fund. The Repurchase Offer period will begin on August 15, 2008 and will end on September 12, 2008. If you are not interested in selling your shares at this time, no action is necessary.

On March 28, 2008, the Fund announced that its Board of Directors had approved a reorganization pursuant to which the Fund, together with BlackRock Enhanced Equity Yield Fund, Inc. (“EEF” and together with the Fund, the “Target Funds”), would, if approved by stockholders, be merged into BlackRock Enhanced Capital and Income Fund, Inc. (“CII” and together with the Target Funds, the “Funds”), a closed-end fund that pursues an investment objective and has investment policies that are similar, but not identical, to those of the Target Funds. The investment objective of each Target Fund primarily is to seek to provide stockholders with current income and gains, with a secondary objective of providing capital appreciation. The investment objective of CII is to seek to provide investors with a combination of current income and capital appreciation. After the reorganizations, it is anticipated that common stockholders of each Fund will experience a reduced overall operating expense ratio, as certain fixed administrative costs will be spread across the combined fund’s larger asset base. If the reorganizations are completed, CII will not be required to conduct annual repurchase offers like the Fund. In addition, the reorganizations will result in a change in investment objectives and policies for the Target Funds.

If the reorganizations are completed, the assets and liabilities of the Target Funds will be joined with those of CII, and the Target Funds will dissolve. CII will continue to operate after the reorganizations as a registered diversified, closed-end investment company with the investment objective and policies of CII. You would become a stockholder of common stock of CII, along with the stockholders of EEF, and you would receive newly-issued shares of common stock of CII, the aggregate net asset value of which will equal the aggregate net asset value of common stock you held immediately prior to the reorganization, less the costs of the reorganization.

A copy of the press release announcing the reorganization may be found on CII’s web site at: http://www.blackrock.wallst.com/public/fund/profile.asp?symbol=CII. CII has filed a registration statement relating to the reorganization which may be found on the Securities and Exchange Commission’s web site at www.sec.gov. The registration statement is not incorporated into and is not made a part of this notice. The Fund cannot provide any assurance that the reorganization will be completed.

All repurchase requests must be made through your broker or financial adviser, or in the case of registered stockholders, through The Bank of New York Mellon Corporation (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services to facilitate the processing of transactions related to the Repurchase Offer. Should you wish to participate in the Repurchase Offer, please contact your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent no later than September 12, 2008 (the “Repurchase Offer Request Deadline.”)

The net asset value of the shares may fluctuate between September 12, 2008, the Repurchase Offer Request Deadline, and September 26, 2008, the Repurchase Pricing Date. During that period, the Fund’s shares may be trading in the secondary market at a price that is higher or lower than their net asset value. In addition, you will be charged a repurchase fee of 2% by the Fund and may be charged a transaction fee for this service by your broker or financial adviser.

The Fund has established a record date of August 1, 2008 solely for the purpose of identifying stockholders eligible to receive Repurchase Offer materials. Stockholders who choose to participate in the Repurchase Offer can expect payment for the shares repurchased to be made on or before October 3, 2008.

All repurchase requests must be received in good order by your broker or financial adviser, or in the case of registered stockholders, by the Depositary Agent, on or before 5:00 p.m., Eastern Time, September 12, 2008. If you have no desire to sell shares, simply disregard this notice.

None of the Fund, its Board of Directors or its investment adviser is making any recommendation to any stockholder as to whether to tender or refrain from tendering shares. Each stockholder is urged to read and evaluate the Repurchase Offer and accompanying materials carefully.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund.

If you have any questions, please refer to the attached Repurchase Offer Statement and the attached Letter of Transmittal, which contain additional important information about the Repurchase Offer, or contact your broker or financial adviser.

Sincerely,

Howard B. Surloff
Secretary
BlackRock Enhanced Equity Yield & Premium Fund, Inc.

BLACKROCK ENHANCED EQUITY YIELD & PREMIUM FUND, INC.
REPURCHASE OFFER STATEMENT
August 15, 2008

This repurchase offer of BlackRock Enhanced Equity Yield & Premium Fund, Inc. (the “Fund”) and acceptance of the repurchase offer by tender of shares of the Fund are made upon the terms and conditions set forth in this Repurchase Offer Statement and the Letter of Transmittal.

1. THE OFFER. The Fund is offering to repurchase for cash up to five percent (5%) of its issued and outstanding shares of common stock (“Shares”) as of September 12, 2008 (the “Repurchase Offer Request Deadline”) at a price equal to the net asset value (“NAV”) of the Shares, less a repurchase fee of 2%, as of the close of regular trading on the New York Stock Exchange on September 26, 2008 (the “Repurchase Pricing Date”) upon the terms and conditions set forth herein and in the Letter of Transmittal, which terms constitute the “Repurchase Offer.” The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The NAV of the Fund on August 8, 2008 was $15.15 per Share. The market price on August 8, 2008 was $13.75 per Share (a discount of approximately 9.24% to the NAV). You must decide whether to tender Shares prior to the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submitted your repurchase request. For the Fund’s most current NAV per share, please call your broker or financial adviser, or in the case of registered stockholders, please call The Bank of New York Mellon Corporation (the “Depositary Agent”), which has entered into a Depositary Agent Agreement with the Fund to provide certain services to facilitate the processing of transactions related to the Repurchase Offer. You may also contact BlackRock Advisors, LLC, the Fund’s investment adviser (the “Adviser”), at 1-800-882-0052 for the Fund’s most current NAV and market price per Share.

3. REPURCHASE FEE. The Shares tendered pursuant to the Repurchase Offer will be subject to a repurchase fee of 2% of the NAV per share, which will be deducted from the repurchase price. The fee is retained by the Fund to compensate the Fund for expenses directly related to the Repurchase Offer.

4. REPURCHASE OFFER REQUEST DEADLINE. All repurchase requests MUST be received in proper form by your broker or financial adviser, or in the case of registered stockholders by the Depositary Agent, on or before 5:00 p.m., Eastern Time, on September 12, 2008. You should be sure to advise your broker or financial adviser, or in the case of registered stockholders the Depositary Agent, of your intentions in a timely manner. Your broker or financial adviser, or in the case of registered stockholders, the Depositary Agent, will tender your Shares to the Fund on your behalf. The Repurchase Offer Request Deadline will be strictly observed. If (i) you fail to submit your repurchase request in good order to your broker or financial adviser, or in the case of registered stockholders to the Depositary Agent, by the Repurchase Offer Request Deadline or (ii) your broker or financial adviser, or in the case of registered stockholders the Depositary Agent, fails to submit your request to the Fund by the deadline indicated by the Fund, then the Fund will not repurchase your Shares as part of the Repurchase Offer. You may withdraw or change your repurchase request at any point before the Repurchase Offer Request Deadline.

5. REPURCHASE PRICING DATE. The NAV per Share for the Repurchase Offer will be determined on September 26, 2008, the Repurchase Pricing Date, which is fourteen days following the Repurchase Offer Request Deadline, September 12, 2008. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may use a repurchase pricing date earlier than September 26, 2008 if, on or immediately following the Repurchase Offer Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

6. FLUCTUATION IN NET ASSET VALUE BETWEEN THE REPURCHASE OFFER REQUEST DEADLINE AND THE REPURCHASE PRICING DATE. Stockholders must decide whether to tender their Shares prior to the Repurchase Offer Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Offer Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Offer Request Deadline.

7. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Repurchase Offer will be made not later than seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the purchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment. If any tendered Shares are not accepted for payment pursuant to the terms and conditions of the Repurchase Offer for any reason, or are not paid for because of an invalid tender, or if certificates representing Shares are submitted for more Shares than are tendered, certificates representing the number of unpurchased Shares will be returned, without expense to the tendering stockholder, as soon as practicable following expiration or withdrawal of the Repurchase Offer. If the Fund is delayed in its acceptance for payment of, or in its payment for, Shares, or is unable to accept for payment or pay for Shares pursuant to the Repurchase Offer for any reason, then, without prejudice to the Fund’s rights under this Repurchase Offer, the Depositary Agent may, nevertheless, on behalf of the Fund, retain tendered Shares, and such Shares may not be withdrawn unless and except to the extent tendering stockholders are entitled to withdrawal rights as described in Section 9, “Withdrawal of Shares to Be Repurchased.”

8. PRO RATA REPURCHASE. If the number of Shares tendered exceeds the number of Shares that the Fund is offering to repurchase (including any increase over the original amount, if the Fund has elected to increase that amount as described above), the Fund will repurchase the Shares on a pro rata basis. If pro ration is necessary, the Fund will send a notice of pro ration to your broker or financial adviser two to three business days after the Repurchase Offer Request Deadline. The number of Shares each stockholder asked to have repurchased will be reduced by the same percentage. If any Shares that you wish to have repurchased by the Fund are not repurchased because of pro ration, you will have to wait until the next repurchase offer to submit your Shares for repurchase by the Fund. Any subsequent repurchase request made in future annual periods will not be given any priority over other stockholders’ requests. Thus, there is a risk that the Fund may not purchase all of the Shares you wish to sell in a given annual period or in any subsequent annual period. In anticipation of the possibility of pro ration, some stockholders may tender more Shares than they wish to have repurchased in a particular annual period, thereby increasing the likelihood of pro ration. There is no assurance that you will be able to sell as many of your Shares as you desire to sell.

9. WITHDRAWAL OF SHARES TO BE REPURCHASED. Repurchase requests submitted pursuant to the Repurchase Offer may be modified or withdrawn at any time prior to the Repurchase Offer Request Deadline by submitting notice to your broker or financial adviser, or in the case of a registered stockholder, to the Depositary Agent. In the event you decide to modify or withdraw your tender, you should provide your broker or financial adviser, or in the case of a registered stockholder, to the Depositary Agent, with sufficient notice prior to the Repurchase Offer Request Deadline. To be effective, notice to the Depositary Agent must be in writing and must specify the name of the person who executed the particular Letter of Transmittal, the number of Shares to be withdrawn and, if certificates have been delivered or otherwise identified to the Depositary Agent, the name of the holder of record and the serial numbers of the certificates representing the Shares to be withdrawn. All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund, the Depositary Agent or any other person will be under any duty to give notification of any defects or irregularities in any notice of withdrawal or to incur any liability for failure to give any such notification. Any Shares timely and properly withdrawn will be deemed not duly tendered for purposes of the Repurchase Offer.

10. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone this Repurchase Offer in limited circumstances and only by a vote of a majority of the Board of Directors, including a majority of the Directors who are not “interested persons,” as that term is defined in the 1940 Act. The limited circumstances include the following: (a) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”); (b) if the repurchase would cause the stock that is the subject of the offer that is listed on a national securities exchange to be not listed on any national securities exchange; (c) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than

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customary weekend and holiday closings, or during which trading in such market is restricted; (d) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (e) for such other periods as the Securities and Exchange Commission may by order permit for the protection of stockholders of the Fund. You will be notified if the Fund suspends or postpones this Repurchase Offer.

11. RECENT DEVELOPMENTS. On March 28, 2008, the Fund announced that its Board of Directors had approved a reorganization pursuant to which the Fund, together with BlackRock Enhanced Equity Yield Fund, Inc. (“EEF” and together with the Fund, the “Target Funds”), would, if approved by stockholders of each Target Fund, be merged into BlackRock Enhanced Capital and Income Fund, Inc. (“CII” and together with the Target Funds, the “Funds”), a closed-end fund that pursues an investment objective and has investment policies that are similar, but not identical, to those of the Target Funds. The investment objective of each Target Fund primarily is to seek to provide stockholders with current income and gains, with a secondary objective of providing capital appreciation. The investment objective of CII is to seek to provide investors with a combination of current income and capital appreciation. The Target Funds seek to achieve their investment objectives by investing primarily in a diversified portfolio of dividend paying stocks. CII seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks. Each Fund also employs a strategy of writing (selling) call options. Each Target Fund primarily writes call options on equity indices, primarily on the S&P 500 Index (as well as the NASDAQ 100 Index with respect to EEF), but CII may write call options on individual stocks and indices. The Funds have the same investment adviser. After the reorganizations, it is anticipated that common stockholders of each Fund will experience a reduced overall operating expense ratio, as certain fixed administrative costs will be spread across the combined fund’s larger asset base. If the reorganizations are completed, CII will not be required to conduct annual repurchase offers like the Fund. In addition, the reorganizations will result in a change in investment objectives and policies for the Target Funds.

If the reorganizations are completed, the assets and liabilities of the Target Funds will be joined with those of CII, and the Target Funds will dissolve. CII will continue to operate after the reorganizations as a registered, diversified, closed-end investment company with the investment objective and policies of CII. You would become a stockholder of common stock of CII, along with the stockholders of EEF, and you would receive newly-issued shares of common stock of CII, the aggregate net asset value of which will equal the aggregate net asset value of common stock you held immediately prior to the reorganizations, less the costs of the reorganization. For the most current NAV or market price per share of the Fund, CII or EEF, please call your broker or financial adviser, or in the case of registered stockholders, please contact the Adviser, at 1-800-882-0052.

An unfavorable vote on a proposed reorganization by the stockholders of one Target Fund will not affect the implementation of a reorganization by the other Target Fund, if such reorganization is approved by the stockholders of the other Target Fund and the issuance of additional shares of common stock is approved by the stockholders of CII with respect to the other Target Fund. If the reorganization of a Target Fund is not approved, the Adviser anticipates that it would recommend to the Board of Directors of such Target Fund that it revise its investment policies to more closely resemble those of the Acquiring Fund and substantially lower its dividend in order to reduce or eliminate the amount of capital returned to investors in connection with each dividend.

A copy of the press release announcing the reorganization may be found on the CII’s web site at: http://www.blackrock.wallst.com/public/fund/profile.asp?symbol=CII. CII has filed a registration relating to the reorganization which may be found on the Securities and Exchange Commission’s web site at www.sec.gov. The registration statement is not incorporated into and is not made a part of this notice. The Fund cannot provide any assurance that the reorganization will be completed.

12. CERTAIN FEDERAL INCOME TAX CONSEQUENCES. The following discussion is a general summary of the Federal income tax consequences of a sale of Shares pursuant to the Repurchase Offer. You should consult your own tax advisor for a complete description of the tax consequences to you of a sale of Shares pursuant to the Repurchase Offer.

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The sale of Shares pursuant to the Repurchase Offer will be a taxable transaction for Federal income tax purposes, either as a “sale or exchange”, or under certain circumstances, as a “dividend.” In general, the transaction should be treated as a sale or exchange of the Shares under Section 302 of the Code, if the receipt of cash (a) is “substantially disproportionate” with respect to the stockholder, (b) results in a “complete redemption” of the stockholder’s interest, or (c) is “not essentially equivalent to a dividend” with respect to the stockholder. A “substantially disproportionate” distribution generally requires a reduction of at least 20% in the stockholder’s proportionate interest in the Fund after all shares are tendered. A “complete redemption” of a stockholder’s interest generally requires that all Shares of the Fund directly owned or attributed to such stockholder under Section 318 of the Code be disposed of. A distribution “not essentially equivalent to a dividend” requires that there be a “meaningful reduction” in the stockholder’s proportionate interest in the Fund, which should be the case if the stockholder has a minimal interest in the Fund, exercises no control over Fund affairs and suffers a reduction in his proportionate interest in the Fund.

If the sale of your Shares meets any of these three tests for “sale or exchange” treatment, you will recognize gain or loss equal to the difference between the amount of cash received pursuant to the Repurchase Offer and the adjusted tax basis of the Shares sold. Such gain or loss will be a capital gain or loss if the Shares sold have been held by you as a capital asset. In general, capital gain or loss with respect to Shares sold will be long-term capital gain or loss if the holding period for such Shares is more than one year. Any loss upon the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by the stockholder. The maximum capital gains rate currently applicable to such a sale of Shares would be 15% for non-corporate stockholders.

If none of the Code Section 302 tests described above is met, you may be treated as having received, in whole or in part, a dividend, return of capital or capital gain, depending on (i) whether there are sufficient earnings and profits to support a dividend and (ii) your tax basis in the Shares. In this case, the tax basis in the Shares tendered to the Fund remaining after any return of capital will be transferred to any remaining Shares held by you in the Fund.

The gross proceeds paid to a stockholder or other payee pursuant to the Repurchase Offer will be subject to a withholding tax unless either:

(a) the stockholder has provided the stockholder’s taxpayer identification number/social security number, and certifies under penalty of perjury:

(i) that such number is correct, and

(ii) either that (A) the stockholder is exempt from backup withholding, (B) the stockholder is not otherwise subject to backup withholding as a result of a failure to report all interest or dividends, or (C) the Internal Revenue Service has notified the stockholder that the stockholder is no longer subject to backup withholding; or

(b) an exception applies under applicable law and Treasury regulations.

Foreign stockholders may be required to provide The Bank of New York Mellon Corporation, as Transfer Agent, with a completed Form W-8BEN, available from the Transfer Agent, in order to avoid withholding on the gross proceeds received pursuant to an offer.

Unless a reduced rate of withholding or a withholding exemption is available under an applicable tax treaty, a stockholder who is a nonresident alien or a foreign entity may be subject to a 30% United States withholding tax on the gross proceeds received by such stockholder, if the proceeds are treated as a “dividend” under the rules described above. Foreign stockholders should consult their tax advisers regarding application of these withholding rules.

13. REQUESTS FOR REPURCHASE IN PROPER FORM. Stockholders having Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee may request to tender some or all of their Shares by contacting their broker or financial adviser at such firm and indicating that they desire to tender their Shares. All Repurchase Requests MUST be received in proper form by your broker or financial adviser on or before 5:00 p.m., Eastern Time, on September 12, 2008.

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Registered stockholders may request to tender some or all of their Shares by delivering or mailing a Letter of Transmittal (together with certificates and other required documents) to the Depositary Agent at the appropriate address set forth at the end of this Repurchase Offer Statement (and causing a confirmation of receipt of such delivery to be received by the Depositary Agent). To tender Shares properly, the certificates for Shares, together with a properly completed and duly executed Letter of Transmittal (or facsimile thereof) and any other documents required by the Letter of Transmittal must be received prior to the Repurchase Offer Request Deadline by the Depositary Agent. The method of delivery of the certificates representing shares, Letter of Transmittal, and any other documents to the Depositary Agent is at the option and risk of the stockholder. The stockholder has the responsibility to cause the certificates, Letter of Transmittal and any other documents to be timely delivered. Letters of Transmittal and certificates representing tendered Shares should not be sent or delivered directly to the Fund.

All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or stockholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived. None of the Fund, its Adviser or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Fund, its Board of Directors or its Adviser is making any recommendation to any stockholder as to whether to tender or refrain from tendering Shares. Each stockholder is urged to read and evaluate the Repurchase Offer and accompanying materials carefully.

No person has been authorized to make any recommendation on behalf of the Fund as to whether stockholders should tender Shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Fund.

For the Fund’s most recent NAV or market price per Share and other information, call 1-800-882-0052 or contact your broker or financial adviser, or in the case of a registered stockholder, the Depositary Agent.

Date: August 15, 2008

* * *

DEPOSITARY AGENT
For Information Call:

The Bank of New York Mellon
(800) 507-9357

By Mail:	By Hand / Overnight Courier:
The Bank of New York Mellon	The Bank of New York Mellon
Corporate Actions Dept.	Corporate Actions Dept.
BlackRock Enhanced Equity Yield	480 Washington Blvd.
& Premium Fund Inc.	Jersey City, NJ 07310
P.O. Box 3301
South Hackensack, NJ 07606

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Letter of Transmittal
to Tender Shares of
BlackRock Enhanced Equity Yield & Premium Fund, Inc.
Pursuant to the Repurchase Offer Statement
August 15, 2008

ALL REPURCHASE REQUESTS MUST BE RECEIVED IN PROPER FORM ON OR BEFORE 5:00 P.M., EASTERN TIME, ON SEPTEMBER 12, 2008.

The Depositary Agent for the Offer is:

The Bank of New York Mellon Corporation

Telephone: (800) 507-9357

By Overnight Courier / Hand:	By Mail:

The Bank of New York Mellon	The Bank of New York Mellon
Corporate Actions Dept.	Corporate Actions Dept.
480 Washington Blvd.	BlackRock Enhanced Equity Yield
Jersey City, NJ 07310	& Premium Fund Inc.
P.O. Box 3301
South Hackensack, NJ 07606

DESCRIPTION OF SHARES TENDERED
Name(s) and Address(es) of Registered Stockholder(s) (Please fill in, if blank, exactly as name(s) appear(s) on Share Certificate(s))	Share Certificate(s) and Share(s) Tendered (Attach additional list, if necessary)
	Share Certificate Number(s)*	Total Number of Shares Evidenced By Share Certificate(s)*	Number of Shares Tendered**

Total Shares

*	Need not be completed by stockholders delivering Shares by book-entry transfer.

**	Unless otherwise indicated, it will be assumed that all Shares evidenced by each Share Certificate (as defined below) delivered to the Depositary Agent are being tendered hereby. See Instruction 4.

     This Letter of Transmittal is to be completed by stockholders of BlackRock Enhanced Equity Yield & Premium Fund, Inc. (the “Purchaser”) if certificates representing Shares (as defined below) are to be forwarded herewith.

DELIVERY OF THIS LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET
FORTH ABOVE WILL NOT CONSTITUTE VALID DELIVERY.

THE INSTRUCTIONS ACCOMPANYING THIS LETTER OF TRANSMITTAL SHOULD BE READ
CAREFULLY BEFORE THIS LETTER OF TRANSMITTAL IS COMPLETED.

     NOTE: SIGNATURES MUST BE PROVIDED BELOW
PLEASE READ THE ACCOMPANYING INSTRUCTIONS CAREFULLY

Ladies and Gentlemen:

     The undersigned hereby tenders the above-described shares of common stock (“Shares”) of BlackRock Enhanced Equity Yield & Premium Fund, Inc. pursuant to the Purchaser’s offer to repurchase Shares at the net asset value (“NAV”) per share on September 26, 2008 (the “Repurchase Pricing Date”) subject to a repurchase fee described in the Repurchase Offer (as defined below), net to the seller in cash, upon the terms and subject to all of the conditions set forth in the Repurchase Offer Statement, dated August 15, 2008 (the “Repurchase Offer”), receipt of which is hereby acknowledged, and in this Letter of Transmittal (which, together with the Repurchase Offer and any amendments or supplements hereto or thereto, collectively constitute the “Offer”).

     Upon the terms and subject to the conditions of the Offer (and if the Offer is extended or amended, the terms of any such extension or amendment), and subject to, and effective upon, acceptance for payment of Shares tendered herewith, in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of Purchaser all right, title and interest in and to all Shares that are being tendered hereby and all dividends, distributions (including, without limitation, distributions of additional Shares) and rights declared, paid or distributed in respect of such Shares on or after September 26, 2008 (collectively, “Distributions”) and irrevocably appoints the Depositary Agent the true and lawful agent and attorney-in-fact of the undersigned with respect to such Shares (and all Distributions), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to (i) deliver certificates representing such Shares (and all Distributions)(“Share Certificates”), together with all accompanying evidences of transfer and authenticity, to or upon the order of Purchaser, (ii) present such Shares (and all Distributions) for transfer on the books of the Company and (iii) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares (and all Distributions), all in accordance with the terms of the Offer.

     By executing this Letter of Transmittal, the undersigned hereby irrevocably appoints Depositary Agent and Purchaser and each of them, as the attorneys and proxies of the undersigned, each with full power of substitution, to vote in such manner as each such attorney and proxy or his substitute shall, in his sole discretion, deem proper and otherwise act (by written consent or otherwise) with respect to all Shares tendered hereby which have been accepted for payment by Purchaser prior to the time of such vote or other action and all Shares and other securities issued in Distributions in respect of such Shares, which the undersigned is entitled to vote at any meeting of stockholders of the Company (whether annual or special and whether or not an adjourned or postponed meeting) or consent in lieu of any such meeting or otherwise. This proxy and power of attorney is coupled with an interest in Shares tendered hereby, is irrevocable and is granted in consideration of, and is effective upon, the acceptance for payment of such Shares by Purchaser in accordance with the other terms of the Offer. Such acceptance for payment shall revoke all other proxies and powers of attorney granted by the undersigned at any time with respect to such Shares (and all Shares and other securities issued as Distributions in respect of such Shares), and no subsequent proxies, powers of attorney, consents or revocations may be given by the undersigned with respect thereto (and if given will not be deemed effective). The undersigned understands that, in order for Shares or Distributions to be deemed validly tendered, immediately upon Purchaser’s acceptance of such Shares for payment, Purchaser must be able to exercise full voting and other rights with respect to such Shares (and any and all Distributions), including, without limitation, voting at any meeting of the Company’s stockholders then scheduled. The undersigned hereby represents and warrants that the undersigned has full power and authority to tender, sell, assign and transfer Shares tendered hereby and all Distributions, that when such Shares are accepted for payment by Purchaser, Purchaser will acquire good, marketable and unencumbered title thereto and to all Distributions, free and clear of all liens, restriction, charges and encumbrances, and that none of such Shares and Distributions will be subject to any adverse claim. The undersigned, upon request, shall execute and deliver all additional documents deemed by the Depositary Agent or Purchaser to be necessary or desirable to complete the sale, assignment and transfer of Shares tendered hereby and all Distributions. In addition, the undersigned shall remit and transfer promptly to the Depositary Agent for the account of Purchaser all Distributions in respect of Shares tendered hereby, accompanied by appropriate documentation of transfer, and pending such remittance and transfer or appropriate assurance thereof, Purchaser shall be entitled to all rights and privileges as owner of each such Distribution and may withhold the entire purchase price of Shares tendered hereby, or deduct from such purchase price, the amount or value of such Distribution as determined by Purchaser in its sole discretion.

     No authority herein conferred or agreed to be conferred shall be affected by, and all such authority shall survive, the death or incapacity of the undersigned. All obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer Statement, this tender is irrevocable.

     The undersigned understands that the valid tender of Shares pursuant to any one of the procedures described in the Repurchase Offer and in the Instructions hereto will constitute the undersigned’s acceptance of the terms and conditions of the Offer. Purchaser’s acceptance of such Shares for payment will constitute a binding agreement between the undersigned and Purchaser upon the terms and subject to the conditions of the Offer (and, if the Offer is extended or amended, the terms or conditions of any such extension or amendment).

     Unless otherwise indicated below in the box entitled “Special Payment Instructions,” please issue the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment in the name(s) of the registered stockholder(s) appearing above under “Description of Shares Tendered.” Similarly, unless otherwise indicated below in the box entitled “Special Delivery Instructions,” please mail the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered stockholder(s) appearing above under “Description of Shares Tendered.” In the event that the boxes below entitled “Special Payment Instructions” and “Special Delivery Instructions” are both completed, please issue the check for the purchase price of all Shares purchased and return all Share Certificates evidencing Shares not tendered or not accepted for payment in the name(s) of, and deliver such check and return such Share Certificates (and any accompanying documents, as appropriate) to, the person(s) so indicated. The undersigned recognizes that Purchaser has no obligation, pursuant to the Special Payment Instructions, to transfer any Shares from the name of the registered stockholder(s) thereof if Purchaser does not accept for payment any Shares tendered hereby.

SPECIAL PAYMENT INSTRUCTIONS
(See Instructions 1, 5, 6 and 7)

     To be completed ONLY if the check for the purchase price of Shares and Share Certificates evidencing Shares not tendered or not purchased are to be issued in the name of someone other than the undersigned.

Issue Check and Share Certificate(s) to:

Name: _________________________________________________________________________
                                                              (Please Print)

Address:________________________________________________________________________ ________________________________________________________________________________
                                                                                                                        (Zip Code)

(Tax Identification or Social Security Number)
(See Substitute Form W-9 below)

SPECIAL DELIVERY INSTRUCTIONS
(See Instructions 1, 5, 6 and 7)

     To be completed ONLY if the check for the Shares purchased and Share Certificates evidencing Shares not tendered or not purchased are to be mailed to someone other than the undersigned, or to the undersigned at an address other than that shown under “Description of Shares Tendered.”

Mail Check and Share Certificate(s) to:

Name: _________________________________________________________________________
                                                              (Please Print)

Address:________________________________________________________________________ ________________________________________________________________________________
                                                                                                                        (Zip Code)

(Tax Identification or Social Security Number)
(See Substitute Form W-9 below)

IMPORTANT

STOCKHOLDERS,

SIGN HERE:
(Please Complete Substitute Form W-9 Below)
Signature(s) of Stockholder(s)

Dated: _____________, 2008.

(Must be signed by registered stockholder(s) exactly as name(s) appear(s) on Share Certificates or on a security position listing by person(s) authorized to become registered stockholder(s) by certificates and documents transmitted herewith. If signature is by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, please provide the following information and see Instruction 5.)

Name(s): ____________________________________________________________________
                                                                     Please Print

Capacity (full title): ____________________________________________________________

Address: ____________________________________________________________________
                                                                 Include Zip Code

Daytime Area Code and Telephone No.: ___________________________________________

Taxpayer Identification or
Social Security No.: ___________________________________________________________
                                                                    (See Substitute Form W-9 below)

GUARANTEE OF SIGNATURE(S)
(See Instructions 1 and 5)

FOR USE BY FINANCIAL INSTITUTIONS ONLY.
FINANCIAL INSTITUTIONS: PLACE MEDALLION
GUARANTEE IN SPACE BELOW

INSTRUCTIONS

Forming Part of the Terms and Conditions of the Offer

     1. Guarantee of Signatures. All signatures on this Letter of Transmittal must be guaranteed by a firm which is a member of the Security Transfer Agent Medallion Signature Program, or by any other “eligible guarantor institution,” as such term is defined in Rule 17Ad-15 promulgated under the Securities Exchange Act of 1934, as amended (each of the foregoing being an “Eligible Institution”) unless (i) this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby and such stockholder(s) has (have) not completed the box entitled “Special Payment Instructions” or “Special Delivery Instructions” accompanying these instructions or (ii) such Shares are tendered for the account of an Eligible Institution. See Instruction 5.

     2. Delivery of Letter of Transmittal and Share Certificates. This Letter of Transmittal is to be used only if Share Certificates are to be forwarded herewith. Share Certificates evidencing all physically tendered Shares, as well as a properly completed and duly executed Letter of Transmittal and any other documents required by this Letter of Transmittal, must be received by the Depositary Agent at one of its addresses set forth below prior to the Repurchase Request Deadline (as defined in Section 1 of the Repurchase Offer). If Share Certificates are forwarded to the Depositary Agent in multiple deliveries, a properly completed and duly executed Letter of Transmittal must accompany each such delivery.

     The method of delivery of this Letter of Transmittal, Share Certificates and all other required documents is at the option and risk of the tendering stockholder, and the delivery will be deemed made only when actually received by the Depositary Agent. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery.

     No alternative, conditional or contingent tenders will be accepted and no fractional Shares will be purchased. By execution of this Letter of Transmittal, all tendering stockholders waive any right to receive any notice of the acceptance of their Shares for payment.

     3. Inadequate Space. If the space provided under “Description of Shares Tendered” is inadequate, the Share Certificate numbers, the number of Shares evidenced by such Share Certificates and the number of Shares tendered should be listed on a separate signed schedule and attached hereto.

     4. Partial Tenders. If fewer than all Shares evidenced by any Share Certificate delivered to the Depositary Agent herewith are to be tendered hereby, fill in the number of Shares that are to be tendered in the box entitled “Number of Shares Tendered.” In such cases, new Share Certificate(s) evidencing the remainder of Shares that were evidenced by the Share Certificates delivered to the Depositary Agent herewith will be sent to the person(s) signing this Letter of Transmittal, unless otherwise provided in the box entitled “Special Delivery Instructions,” as soon as practicable after the Repurchase Request Deadline or the termination of the Repurchase Offer. All Shares evidenced by Share Certificates delivered to the Depositary Agent will be deemed to have been tendered unless otherwise indicated.

     5. Signatures on Letter of Transmittal; Stock Powers and Endorsements. If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, the signature(s) must correspond with the name(s) as written on the face of the Share Certificates evidencing such Shares without alteration, enlargement or any other change whatsoever.

     If any Shares tendered hereby are held of record by two or more persons, all such persons must sign this Letter of Transmittal.

     If any Shares tendered hereby are registered in different names, it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of such Shares.

     If this Letter of Transmittal is signed by the registered stockholder(s) of Shares tendered hereby, no endorsements of Share Certificates or separate stock powers are required, unless payment is to be made to, or Share Certificates evidencing Shares not tendered or not accepted for payment are to be issued in the name of, a person other than the registered stockholder(s). If the Letter of Transmittal is signed by a person other than the registered stockholder(s) of the Share Certificate(s) evidencing Shares tendered, the Share Certificate(s) tendered hereby must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered stockholder(s) appear(s) on such Share Certificate(s). Signatures on such Share Certificate(s) and stock powers must be guaranteed by an Eligible Institution.

     If this Letter of Transmittal or any Share Certificate or stock power is signed by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing, and proper evidence satisfactory to Purchaser of such person’s authority so to act must be submitted.

     6. Stock Transfer Taxes. Except as otherwise provided in this Instruction 6, Purchaser will pay all stock transfer taxes with respect to the sale and transfer of any Shares to it or its order pursuant to the Offer. If, however, payment of the purchase price of any Shares purchased is to be made to, or Share Certificate(s) evidencing Shares not tendered or not accepted for payment are to be issued in the name of, any person other than the registered stockholder(s) or if tendered certificates are registered in the name of any person other than the person(s) signing the Letter of Transmittal, the amount of any stock transfer taxes (whether imposed on the registered stockholder(s), or such other person, or otherwise) payable on account of the transfer to such other person will be deducted from the purchase price of such Shares purchased, unless evidence satisfactory to Purchaser of the payment of such taxes, or exemption therefrom, is submitted.

     Except as provided in this Instruction 6, it will not be necessary for transfer tax stamps to be affixed to the Share Certificates evidencing Shares tendered hereby.

     7. Special Payment and Delivery Instructions. If a check for the purchase price of any Shares tendered hereby is to be issued in the name of, and/or Share Certificate(s) evidencing Shares not tendered or not accepted for payment are to be issued in the name of and/or returned to, a person other than the person(s) signing this Letter of Transmittal or if such check or any such Share Certificate is to be sent to a person other than the signor of this Letter of Transmittal or to the person(s) signing this Letter of Transmittal but at an address other than that shown in the box entitled “Description of Shares Tendered,” the appropriate boxes herein must be completed.

     8. Questions and Requests for Assistance or Additional Copies. Questions and requests for assistance may be directed to the Depositary Agent at the address or telephone number set forth below. Additional copies of the Repurchase Offer Statement, this Letter of Transmittal, and the Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9 may be obtained from the Depositary Agent.

     9. Important Tax Information. Under Federal income tax law, a stockholder whose tendered Shares are accepted for payment is required by law to provide the Depositary Agent (as payer) with his correct taxpayer identification number, which is accomplished by completing and signing the Substitute Form W-9.

PAYER’S NAME: The Bank of New York Mellon Corporation
SUBSTITUTE Form W-9 Department of the Treasury Internal Revenue Service Payers Request for Taxpayer Identification Number (TIN)	Part I Taxpayer Identification Number For all accounts, enter your taxpayer identification number in the box at right. (For most individuals, this is your social security number. If you do not have a number, see “Obtaining a Number” in the enclosed Guidelines.) Certify by signing and dating below. Note: If the account is in more than one name, see the chart in the enclosed Guidelines to determine which number to give the payer.	__________________________ Social security number or __________________________ Taxpayer identification number (If awaiting TIN write “Applied For”)
Part II For Payees Exempt from Backup Withholding, see the enclosed Guidelines and complete as instructed therein.

Certification:

Under penalties of perjury, I certify that:

(1)	The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and

(2)

I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (the “IRS”) that I am subject to back-up withholding as a result of failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

Certificate Instructions: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or dividends on your tax return. However, if after being notified by the IRS that you were subject to backup withholding you received another notification from the IRS that you are no longer subject to backup withholding, do not cross out item (2). (Also see instructions in the enclosed Guidelines.)

SIGNATURE: __________________________________________________ DATE: __________________

NOTE:	FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 28% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THIS OFFER. PLEASE REVIEW THE ENCLOSED “GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9” FOR ADDITIONAL DETAILS.

NOTE:	YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU ARE AWAITING A TAXPAYER IDENTIFICATION NUMBER. CERTIFICATE OF TAXPAYER AWAITING IDENTIFICATION NUMBER

I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either (1) I have mailed or delivered an application to receive a taxpayer identification number to the appropriate Internal Revenue Service Center or Social Security Administration office or (2) I intend to mail or deliver an application in the near future. I understand that, if I do not provide a taxpayer identification number by the time of payment, 28% of all reportable cash payments made to me thereafter will be withheld until I provide a taxpayer identification number.

SIGNATURE: __________________________________________________      DATE: ____________________

     The Letter of Transmittal and Share Certificates and any other required documents should be sent or delivered by each stockholder or such stockholder’s broker, dealer, commercial bank, trust company or other nominee to the Depositary Agent at one of its addresses set forth below:

The Depositary Agent for the Offer is:

The Bank of New York Mellon Corporation

Telephone: (800) 507-9357

By Overnight Courier / Hand:	By Mail:

The Bank of New York Mellon	The Bank of New York Mellon
Corporate Actions Dept.	Corporate Actions Dept.
480 Washington Blvd.	BlackRock Enhanced Equity Yield &
Jersey City, NJ 07310	Premium Fund Inc.
P.O. Box 3301
South Hackensack, NJ 07606

Questions or requests for assistance may be directed to the Depositary Agent at its respective address above, and at its telephone number listed below.
Additional copies of the Repurchase Offer Statement and this Letter of Transmittal may be obtained from the Depositary Agent.

A stockholder may also contact brokers, dealers, commercial banks or trust companies for assistance concerning the Offer.

For Information call:
The Bank of New York Mellon Corporation
(800) 507-9357